                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

March 2, 2006

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Quest Value Fund, Inc. (the "Registrant")
           Reg. No. 2-65223; File No. 811-2944

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the Prospectus and Statement of Additional
Information that would have been filed under Rule 497(c) would not have differed from that contained in the text of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27,
2006.

                                          Sincerely,

                                          /s/ Taylor V. Edwards
                                          ----------------------------------
                                          Taylor V. Edwards
                                          Assistant Vice President &
                                          Assistant Counsel
                                          212.323.0310
                                          tedwards@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann